UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      White River Investment Partners, LLC
Address:   2288 Union Street
           San Francisco, CA 94123


Form 13F File Number: 028-12790
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allen Benello
Title:  Managing Partner
Phone:  (415) 440-1659

Signature, Place and Date of Signing:

/s/ Allen Benello                   San Francisco, CA         February 14, 2011
---------------------------------  ----------------------     -----------------
    [Signature]                        [City, State]                [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         --------------
Form 13F Information Table Entry Total:         16
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Form 13F Information Table Value Total:       $51,862
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

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                                                WHITE RIVER INVESTMENT PARTNERS, LLC
                                                      FORM 13F INFORMATION TABLE
                                                   Quarter Ended December 31, 2010

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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
BP PLC                       SPONSORED ADR  055622104    3,865   87,500 SH  CALL SOLE                 87,500
BRIDGEPOINT ED INC           COM            10807M105    2,673  140,700 SH       SOLE                140,700
DEVRY INC DEL                COM            251893103    2,879   60,000 SH       SOLE                 60,000
DUPONT FABROS TECHNOLOGY INC COM            26613Q106    2,978  140,000 SH       SOLE                140,000
EDUCATION MGMT CORP NEW      COM            28140M103      724   40,000 SH       SOLE                 40,000
EQUINIX INC                  COM NEW        29444U502    7,313   90,000 SH       SOLE                 90,000
ETFS PALLADIUM TR            SH BEN INT     26923A106    3,785   47,400 SH       SOLE                 47,400
ICICI BK LTD                 ADR            45104G104    5,874  116,000 SH       SOLE                116,000
ISHARES SILVER TRUST         ISHARES        46428Q109    1,660   55,000 SH       SOLE                 55,000
PROMOTORA DE INFORMACIONES S ADR CL A SHS   74343G204      120   15,000 SH       SOLE                 15,000
PROMOTORA DE INFORMACIONES S ADR CL B CONV  74343G303      286   30,000 SH       SOLE                 30,000
REIS INC                     COM            75936P105      464   66,000 SH       SOLE                 66,000
REPUBLIC SVCS INC            COM            760759100    8,212  275,000 SH       SOLE                275,000
SPX CORP                     COM            784635104      608    8,500 SH  PUT  SOLE                  8,500
TOTAL S A                    SPONSORED ADR  89151E109    6,819  127,500 SH       SOLE                127,500
UNIVERSAL TECHNICAL INST INC COM            913915104    3,602  163,600 SH       SOLE                163,600
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